Interest, advances, promissory notes payable and loan payable (Details 5) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Interest Advances Promissory Notes Payable And Loan Payable
Related parties	$ 1,848,079	$ 1,534,006
Unrelated parties	3,322,070	3,128,725
Interest Payable	$ 5,170,149	$ 4,662,731